Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial liabilities, class
Disclosure of fair value measurement of liabilities [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 185	€ (72)
Level 3
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	729	732
Realised gain/loss recognised in the statement of profit or loss during the period	(185)	72
Additions	138	142
Redemptions	(56)	(156)
Maturity/settlement	(21)	(30)
Transfers into Level 3	8	72
Transfers out of Level 3	(49)	(102)
Exchange rate differences	0	0
Closing balance	564	729
Level 3 | Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	382	229
Realised gain/loss recognised in the statement of profit or loss during the period	(129)	224
Additions	28	53
Redemptions	(4)	(102)
Maturity/settlement	(10)	(13)
Transfers into Level 3	6	40
Transfers out of Level 3	(19)	(49)
Closing balance	253	382
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	301	449
Realised gain/loss recognised in the statement of profit or loss during the period	(57)	(151)
Additions	110	72
Redemptions	(52)	(53)
Maturity/settlement	(7)	(16)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Exchange rate differences	0	0
Closing balance	296	301
Level 3 | Financial liabilities designated as at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	47	54
Realised gain/loss recognised in the statement of profit or loss during the period	0	(2)
Additions	0	18
Redemptions	0	(2)
Maturity/settlement	(4)	(1)
Transfers into Level 3	2	32
Transfers out of Level 3	(30)	(54)
Exchange rate differences	0	0
Closing balance	16	47
Level 3 | Liabilities Held For Trading
Disclosure of fair value measurement of liabilities [line items]
Exchange rate differences	€ 0	€ 0